13. Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2019
Regulatory Matters
Bank's actual capital amounts and ratios

(Dollars in thousands)

	Actual		Minimum Regulatory Capital Ratio		Minimum Ratio plus Capital Conservation Buffer

	Amount	Ratio	Amount	Ratio	Amount	Ratio

As of December 31, 2019:

Total Capital (to Risk-Weighted Assets)
Consolidated	$152,156	16.08%	75,710	8.00%	N/A	N/A
Bank	$149,266	15.79%	75,602	8.00%	99,228	10.50%
Tier 1 Capital (to Risk-Weighted Assets)
Consolidated	$145,476	15.37%	56,783	6.00%	N/A	N/A
Bank	$142,586	15.09%	56,702	6.00%	80,328	8.50%
Tier 1 Capital (to Average Assets)
Consolidated	$145,476	11.91%	48,872	4.00%	N/A	N/A
Bank	$142,586	11.61%	49,106	4.00%	49,106	4.00%
Common Equity Tier 1 (to Risk-Weighted Assets)
Consolidated	$130,476	13.79%	42,587	4.50%	N/A	N/A
Bank	$142,586	15.09%	42,526	4.50%	66,152	7.00%

(Dollars in thousands)

	Actual		Minimum Regulatory Capital Ratio		Minimum Ratio plus Capital Conservation Buffer

	Amount	Ratio	Amount	Ratio	Amount	Ratio

As of December 31, 2018:

Total Capital (to Risk-Weighted Assets)
Consolidated	$149,076	16.15%	73,830	8.00%	N/A	N/A
Bank	$146,640	15.91%	73,717	8.00%	91,041	9.88%
Tier 1 Capital (to Risk-Weighted Assets)
Consolidated	$142,631	15.46%	55,372	6.00%	N/A	N/A
Bank	$140,195	15.21%	55,288	6.00%	72,612	7.88%
Tier 1 Capital (to Average Assets)
Consolidated	$142,631	13.05%	43,723	4.00%	N/A	N/A
Bank	$140,195	12.76%	43,950	4.00%	43,950	4.00%
Common Equity Tier 1 (to Risk-Weighted Assets)
Consolidated	$122,631	13.29%	41,529	4.50%	N/A	N/A
Bank	$140,195	15.21%	41,466	4.50%	58,790	6.38%